Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 26, 2021
Registrant Name	dei_EntityRegistrantName	KRANE SHARES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2021
Document Effective Date	dei_DocumentEffectiveDate	Nov. 26, 2021
Prospectus Date	rr_ProspectusDate	Sep. 27, 2021
KraneShares European Carbon Allowance ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KEUA
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares European Carbon Allowance ETF
Objective [Heading]	rr_ObjectiveHeading	Change in Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Effective December 3, 2021, the disclosure under “Investment Objective” in the Fund’s Prospectus is deleted and replaced with the following.

The KraneShares European Carbon Allowance Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of the IHS Markit Carbon EUA Index (the “Index”).

Strategy [Heading]	rr_StrategyHeading	Change in Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective December 3, 2021, the first paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus and the first and second paragraph under the “Additional Information about Principal Investment Strategies” section of the Fund’s Statutory Prospectus are deleted and replaced with the following:

In seeking to achieve its investment objective, the Fund attempts to maintain exposure to carbon credit futures that are substantially the same as those included in the Index. The Index is designed to measure the performance of a portfolio of futures contracts on carbon credits issued under the European Union Emissions Trading System “cap and trade” regime (“carbon credit futures”). The Index includes only carbon credit futures that mature in December of the next one to two years. The Fund may also invest directly and indirectly in certain debt instruments.

Effective December 3, 2021, the fourth paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus and sixth paragraph under the “Additional Information about Principal Investment Strategies” section of the Fund’s Statutory Prospectus are deleted and replaced with the following:

While the Fund will generally seek to obtain exposure to the same carbon credit futures that are in the Index, the Fund and Subsidiary may not replicate the Index. For example, the Fund may invest in carbon credit futures with different maturity dates (i.e., not one of the next two Decembers), the Fund may weight the carbon credit futures differently than the Index, or the Fund may purchase carbon credit futures on different dates than the rebalancing date for the Index.

Effective December 3, 2021, the “Temporary Defensive Positions” section in the “Additional Information about Principal Investment Strategies” section of the Fund’s Statutory Prospectus is deleted.

Risk [Heading]	rr_RiskHeading	Change in Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Effective December 3, 2021, in the “Principal Risks” section of the Prospectus for the Fund, “Management Risk” is deleted and replaced with the following:

Passive Investment Risk. There is no guarantee that the Index will create the desired exposure and the Fund is not actively managed. It does not seek to “beat” the Index or take temporary defensive positions when markets decline. Therefore, the Fund may purchase or hold securities with current or projected underperformance.

Effective December 3, 2021, in the “Principal Investment Risks” section of the Statutory Prospectus for the Fund, “Management Risk” is deleted and replaced with the following:

Passive Investment Risk. The Fund is not actively managed, does not seek to “beat” the Index, and does not take temporary positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. If a specific security is removed from the Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. It is expected that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Index. The Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to track the Index could have a negative effect on the Fund. However, the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Index. There is no guarantee that the Index will create the desired exposure.

Unlike an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of registered investment companies that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline. To the extent the Fund employs a representative sampling approach, it will hold a smaller number of securities than are in the Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held more of the securities in the Index.

Effective December 3, 2021, the following risk is added to the “Principal Risks” section of the Prospectus for the Fund:

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. This may be due to, among other factors, the Fund investments in carbon credit futures with different maturity dates, the Fund weighing the carbon credit futures differently than the Index, and the Fund’s purchase of carbon credit futures on different dates than the rebalancing date for the Index. To the extent that the Fund invests in other instruments that are consistent with its investment objective, such as futures contracts that are not carbon credit futures, options on futures contracts, swap contracts, and other investment companies and notes, the Fund’s ability to track the Index may be adversely affected.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

KRANE SHARES TRUST

KraneShares European Carbon Allowance ETF

(the “Fund”)

Supplement dated November 26, 2021 to the currently effective Summary Prospectus,

Statutory Prospectus and Statement of Additional Information as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated September 27, 2021.

This supplement provides information regarding the Fund’s name change, changes to the Fund’s investment objective and principal investment strategies, and forward splits of the Fund’s issued and outstanding shares.

Change in Fund Name

Effective December 3, 2021, the name of KraneShares European Carbon Allowance ETF will be changed to KraneShares European Carbon Allowance Strategy ETF and all references to KraneShares European Carbon Allowance ETF will be replaced with KraneShares European Carbon Allowance Strategy ETF as of that date.

[custom:SupplementClosingTextBlock]	CIK0001547576_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.